ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies1 [Abstract]
Functional and presentation currency

Rand / US dollar	2026	2025	2024
Spot rate at year end	16.39	17.75	18.19
Average prevailing rate for the financial year	16.88	18.15	18.70